Note 49 Impairment Or Reversal Of Impairment On Non Financial Assets (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Impairment Or Reversal Of Impairment On Non Financial Assets [Line Items]
Impairment Or Reversal Of Impairment On Non Financial Tangible Assets	[1]	€ (53)	€ 161	€ 125
Impairment Or Reversal Of Impairment On Non Financial Intangible Assets		25	19	19
Impairment Or Reversal Of Impairment On Non Financial Other Assets		55	41	9
Impairment loss (reversal of impairment loss) recognised in profit or loss		€ 27	€ 221	€ 153

[1]	(1) In 2021, it includes the impairment due to the closing of rented offices after the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 17 and 24).